Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit for the year		$ 226,721	$ 108,606	$ 130,717
Adjustments for:
Income tax expense		78,673	26,758	43,837
Depreciation		198,288	188,775	167,297
Amortization		1,730	2,265	1,631
Depreciation of right of use assets		74,085	63,339	49,199
(Gain) / loss from the disposal of other property items		(4,747)	(3,718)	387
Gain from the sale of farmland and other assets		(6,334)	0	0
Bargain purchase gain on acquisition		0	(10,107)	0
Net (gain) / loss from the fair value adjustment of Investment properties		(10,620)	2,961	4,331
Equity settled share-based compensation granted		8,581	10,227	6,406
(Gain) / loss from derivative financial instruments and forwards		(8,605)	13,685	17,276
Interest, finance cost related to lease liabilities and other financial expense, net		16,428	83,130	75,610
Initial recognition and changes in fair value of non-harvested biological assets (unrealized)		17,663	(44,935)	(11,310)
Changes in net realizable value of agricultural produce after harvest (unrealized)		(2,599)	(72)	4,001
Provision and allowances		654	999	1,146
Net (gain) / loss of inflation effects on the monetary items		(28,816)	2,144	(11,541)
Foreign exchange gains, net		(90,930)	(19,278)	(18,939)
Cash flow hedge – transfer from equity		36,863	40,195	52,650
Subtotal		507,035	464,974	512,698
Changes in operating assets and liabilities:
Decrease / (increase) in trade and other receivables		3,683	(60,753)	(40,449)
(Increase) / decrease in inventories		(12,410)	45,437	(102,815)
(Increase) / decrease in biological assets		(23,393)	(3,686)	7,597
Increase in other assets		(37)	(1,056)	(303)
Increase in derivative financial instruments		(11,181)	(9,661)	(29,319)
Decrease in trade and other payables		(43,925)	(64,502)	(1,499)
Increase in payroll and social security liabilities		15,674	7,681	4,874
Increase / (decrease) in provisions for other liabilities		803	(290)	74
Net cash generated from operating activities before taxes paid		436,249	378,144	350,858
Income tax paid		(1,342)	(8,118)	(2,196)
Net cash generated from operating activities	[1]	434,907	370,026	348,662
Cash flows from investing activities:
Acquisition of business, net of cash and cash equivalents acquired		(3,193)	1,120	0
Purchases of property, plant and equipment		(241,623)	(217,776)	(199,295)
Purchase of cattle and non-current biological assets		(511)	(9,096)	(11,776)
Purchases of intangible assets		(1,291)	(3,350)	(1,934)
Interest received and others (*)	[2]	62,120	5,199	16,729
Proceeds from disposal of other property items		4,094	2,770	2,946
Proceeds from the sale of farmland and other assets		33,242	9,879	8,099
Proceeds from the sale of subsidiary		0	10,000	10,010
Acquisition of short-term investment		(106,897)	(98,010)	0
Disposals of short-term investment		142,507	0	0
Net cash used in investing activities	[3]	(111,552)	(299,264)	(175,221)
Cash flows from financing activities:
Proceeds from long-term borrowings		7,739	41,082	30,972
Payments of long-term borrowings		(24,105)	(14,012)	(108,425)
Proceeds from short-term borrowings		448,532	347,928	286,115
Payments of short-term borrowings		(420,276)	(192,648)	(328,463)
Interest paid	[4]	(55,476)	(44,788)	(53,587)
Borrowings prepayment related expenses		0	0	(3,068)
Proceeds from exercise of employee share options		214	2,124	0
(Payments) / Collections of derivatives financial instruments		(32)	118	2,370
Lease payments		(104,097)	(91,175)	(62,273)
Purchase of own shares		(26,242)	(36,844)	(66,463)
Dividends paid to non-controlling interest		0	(358)	(311)
Dividends paid to shareholders		(35,000)	(35,000)	0
Net cash used from financing activities	[5]	(208,743)	(23,573)	(303,133)
Net increase / (decrease) in cash and cash equivalents		114,612	47,189	(129,692)
Cash and cash equivalents at beginning of year		230,653	199,766	336,282
Effect of exchange rate changes and inflation on cash and cash equivalents	[6]	(5,484)	(16,302)	(6,824)
Cash and cash equivalents at end of year		$ 339,781	$ 230,653	$ 199,766

[1]	Includes (16,383), (38,043) and (30,666) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2023, 2022 and 2021, respectively.
[2]	Includes 54,687 related to gains on bond arbitrage transactions (nil in 2022 and 12,708 in 2021) of which the combined effect of IAS 29 and 21 of the Argentine subsidiaries is 30,544, nil and (202) for 2023, 2022 and 2021, respectively.
[3]	Includes (41,179), (83) and (4,694) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2023, 2022 and 2021, respectively.
[4]	Includes (8,253), 77 and (1,109) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2023, 2022 and 2021, respectively.
[5]	Includes 45,933, 45,359 and 41,238 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2023, 2022 and 2021, respectively.
[6]	Includes 11,629, (7,233) and (5,878) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2023, 2022 and 2021, respectively.